Trade and other receivables (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables Explanatory [Abstract]
Trade receivables	CAD 25,384	CAD 25,087
Receivables from joint venture partners	1,425	581
Other	1,869	637
Trade and other current receivables	CAD 28,678	CAD 26,305